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                            SCHULTE ROTH & ZABEL LLP
                                919 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                            ------------------------
                                 (212) 756-2000

                                Facsimile Number:
                                 (212) 593-5955

                             Writers Direct Number:
                                 (212) 756-2296


                                                                     May 6, 2002


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:       Hewitt Series Trust -- Registration Statement on Form
               N-1A (1933 Act File No. 333-59221; 1940 Act File No. 811-08885)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I am informing you that the definitive form of prospectus dated May 1, 2002, that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 6 on April 30, 2002.

                                                     Sincerely,

                                                     /s/Donna L. Schaeffer
                                                     ---------------------
                                                     Donna L. Schaeffer